JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.8%
Auto Components — 1.2%
LCI Industries (a)	921	61,573

Automobiles — 0.4%
Thor Industries, Inc. (a)	516	21,746

Banks — 8.6%
BankUnited, Inc.	2,316	43,302
Cadence BanCorp	2,287	14,979
Commerce Bancshares, Inc. (a)	1,290	64,939
Cullen/Frost Bankers, Inc. (a)	666	37,181
First Financial Bancorp	2,778	41,423
First Hawaiian, Inc.	3,113	51,453
First Horizon National Corp.	4,467	36,001
IBERIABANK Corp.	724	26,182
Signature Bank	351	28,213
Western Alliance Bancorp	1,738	53,205
Wintrust Financial Corp.	1,202	39,502

		436,380

Beverages — 0.7%
Primo Water Corp. (a)	3,718	33,688

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	1,175	50,799

Capital Markets — 5.8%
Assetmark Financial Holdings, Inc. *	704	14,352
Eaton Vance Corp.	1,123	36,232
FactSet Research Systems, Inc.	210	54,701
Focus Financial Partners, Inc., Class A * (a)	1,925	44,304
Lazard Ltd., Class A	1,700	40,050
Moelis & Co., Class A	1,778	49,967
Morningstar, Inc.	472	54,901

		294,507

Chemicals — 3.4%
GCP Applied Technologies, Inc. * (a)	2,632	46,844
PQ Group Holdings, Inc. *	3,657	39,858
Quaker Chemical Corp. (a)	520	65,633
Valvoline, Inc.	1,386	18,138

		170,473

Commercial Services & Supplies — 4.9%
Brady Corp., Class A	1,560	70,425
BrightView Holdings, Inc. *	1,085	12,003
IAA, Inc. *	1,791	53,668
KAR Auction Services, Inc.	1,819	21,827
MSA Safety, Inc.	894	90,517

		248,440

Construction & Engineering — 1.0%
WillScot Corp. * (a)	4,864	49,274

Containers & Packaging — 4.0%
AptarGroup, Inc. (a)	1,478	147,081
Crown Holdings, Inc. *	941	54,637

		201,718

Distributors — 3.2%
Pool Corp.	817	160,705

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	135	13,726

Electric Utilities — 1.6%
Portland General Electric Co.	1,751	83,932

Electrical Equipment — 1.2%
Generac Holdings, Inc. *	657	61,200

Electronic Equipment, Instruments & Components — 0.5%
nLight, Inc. * (a)	2,119	22,224
Novanta, Inc. *	15	1,190

		23,414

Energy Equipment & Services — 0.3%
Core Laboratories NV (a)	682	7,053
Patterson-UTI Energy, Inc. (a)	4,520	10,621

		17,674

Entertainment — 0.5%
Cinemark Holdings, Inc. (a)	2,554	26,029

Equity Real Estate Investment Trusts (REITs) — 5.8%
CubeSmart	2,743	73,495
EastGroup Properties, Inc.	808	84,407
National Retail Properties, Inc.	1,856	59,743
Outfront Media, Inc.	2,340	31,547
RLJ Lodging Trust	3,642	28,119
Ryman Hospitality Properties, Inc.	468	16,775

		294,086

Food & Staples Retailing — 3.8%
BJ’s Wholesale Club Holdings, Inc. * (a)	3,264	83,132
Casey’s General Stores, Inc.	206	27,355
Performance Food Group Co. *	3,454	85,393

		195,880

Health Care Equipment & Supplies — 3.4%
Envista Holdings Corp. *	1,477	22,063
ICU Medical, Inc. * (a)	366	73,820
West Pharmaceutical Services, Inc.	507	77,139

		173,022

Health Care Providers & Services — 6.0%
Chemed Corp.	11	4,777
Encompass Health Corp.	1,623	103,908
HealthEquity, Inc. *	789	39,936
Molina Healthcare, Inc. * (a)	728	101,669
Premier, Inc., Class A * (a)	1,700	55,630

		305,920

Hotels, Restaurants & Leisure — 1.5%
Monarch Casino & Resort, Inc. * (a)	509	14,301
Planet Fitness, Inc., Class A *	611	29,750
Wendy’s Co. (The) (a)	2,040	30,349

		74,400

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Insurance — 3.4%
Kinsale Capital Group, Inc.	757	79,142
RLI Corp.	1,067	93,840

		172,982

IT Services — 1.4%
CoreLogic, Inc. (a)	1,255	38,321
WEX, Inc. *	326	34,037

		72,358

Leisure Products — 2.2%
Acushnet Holdings Corp.	1,801	46,333
Brunswick Corp.	1,915	67,737

		114,070

Life Sciences Tools & Services — 0.9%
Syneos Health, Inc. *	1,174	46,289

Machinery — 9.8%
Altra Industrial Motion Corp. (a)	1,944	33,993
Douglas Dynamics, Inc.	996	35,363
Gates Industrial Corp. plc * (a)	4,343	32,052
Lincoln Electric Holdings, Inc.	1,199	82,756
Nordson Corp.	197	26,564
RBC Bearings, Inc. * (a)	623	70,291
Toro Co. (The)	2,381	155,006
Welbilt, Inc. *	2,865	14,697
Woodward, Inc.	762	45,300

		496,022

Media — 0.3%
EW Scripps Co. (The), Class A	1,895	14,291

Multi-Utilities — 1.6%
NorthWestern Corp.	1,353	80,939

Oil, Gas & Consumable Fuels — 0.3%
Cimarex Energy Co.	814	13,700

Pharmaceuticals — 2.9%
Catalent, Inc. *	2,131	110,720
Prestige Consumer Healthcare, Inc. *	1,051	38,547

		149,267

Real Estate Management & Development — 0.9%
Cushman & Wakefield plc *	4,106	48,206

Road & Rail — 2.6%
Knight-Swift Transportation Holdings, Inc. (a)	2,054	67,387
Landstar System, Inc.	667	63,900

		131,287

Semiconductors & Semiconductor Equipment — 2.9%
Cabot Microelectronics Corp.	686	78,355
Monolithic Power Systems, Inc.	93	15,603
Power Integrations, Inc.	580	51,191

		145,149

Software — 7.5%
Aspen Technology, Inc. *	611	58,071
Bill.Com Holdings, Inc. * (a)	450	15,392
Blackbaud, Inc. (a)	663	36,830
Cornerstone OnDemand, Inc. *	819	26,011
Envestnet, Inc. *	612	32,918
Guidewire Software, Inc. * (a)	635	50,333
Medallia, Inc. * (a)	1,185	23,752
Q2 Holdings, Inc. * (a)	1,085	64,094
SailPoint Technologies Holding, Inc. *	1,078	16,403
Tyler Technologies, Inc. *	202	59,854

		383,658

Specialty Retail — 0.3%
National Vision Holdings, Inc. *	812	15,761

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	583	38,336

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	1,071	48,958

TOTAL COMMON STOCKS (Cost $4,788,562)		4,969,859

SHORT-TERM INVESTMENTS — 5.6%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $125,891)	125,881	125,893

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (b) (c)	122,017	121,992
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c)	36,693	36,693
TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $158,722)		158,685

TOTAL SHORT-TERM INVESTMENTS (Cost $284,613)		284,578

Total Investments — 103.4% (Cost $5,073,175)		5,254,437
Liabilities in Excess of Other Assets — (3.4)%		(172,377)

Net Assets — 100.0%		5,082,060

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $152,418,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,254,437	$—	$—	$5,254,437

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$254,743	$1,400,908	$1,529,753	$17	$(22)	$125,893	125,881	$4,379	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	177,054	760,000	814,999	(9)	(54)	121,992	122,017	3,389	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	39,120	810,684	813,111	—	—	36,693	36,693	507	—

Total	$470,917	$2,971,592	$3,157,863	$8	$(76)	$284,578		$8,275	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.